Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 12 – Segment Reporting

The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Disposal Group on March 9, 2026 (see Note 10 – Acquisitions, Investments and Disposals), the Air Mobility segment is no longer presented as a reportable segment. All prior period segment information has been recast to exclude the results and balances of the discontinued operations.

The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.

Vocal

Vocal is the segment focused on development initiatives. Vocal houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities and the relationships between brands and creators that this framework supports. Vocal derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees. It also includes revenue generated from Vocal’s suite of agency services, offered through Vocal for Brands.

OG Collection

OG Collection is the segment focused on curation, preservation, and monetization of rare and archival media assets. This segment houses the Company’s legacy media library, consisting of vintage photographs, historical film negatives, celebrity ephemera, and related intellectual property. OG Collection oversees both the physical archive and the strategic transformation of these assets into modern IP across multiple formats.

OG Collection derives revenues from the sale and licensing of archival media, framed prints, and memorabilia; the development and sale of limited-edition books and publishing projects through Studio 96; and from collaborations with brands, creators, and institutions seeking access to OG’s library for creative or commercial use. This segment also includes revenue generated from custom publishing services and content creation built around OG Collection assets, with the goal of building long-term IP value through storytelling, editorial development, and collectible product releases.

The following tables present certain financial information related to our reportable segments and Corporate as of March 31,2026 and for the three months ended March 31,2026:

	As of March 31, 2026
	Vocal	OG Collection	Corporate	Total
Cash	$87,041	$28,983	$134,855	$250,879
Accounts receivable, net	—	—	5,000	5,000
Prepaid expenses and other current assets	18,686	23,117	117,275	159,078
Deposits and other assets	—	—	—	—
Intangible assets	—	—	25,258	25,258
Goodwill	—	—	—	—
All other assets	87,040	39,960	11,560,544	11,687,544
Total Assets	$192,767	$92,060	$11,842,932	$12,127,759

Accounts payable and accrued liabilities	$325,936	$7,011	$4,731,744	$5,064,691
Note payable, net of debt discount and issuance costs	90,175	81,853	25,346	197,374
Deferred revenue	98,511	—	—	98,511
All other Liabilities	—	—	3,029,061	3,029,061
Total Liabilities	$514,622	$88,864	$7,786,151	$8,389,637

	For the three months ended March 31, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$170,967	$32,760	$—	$203,727
Cost of revenue	(3,999)	5,428	—	1,429
Gross margin	$174,966	$27,332	$—	$202,298

Marketing	65,734	40,740	—	106,474
Compensation	—	2,989	367,820	370,809
Stock based compensation	—	—	11,307,992	11,307,992
General and administrative	152,345	70,017	494,043	716,405
Research and development	41,225	—	—	41,225
Total operating expenses	$259,304	$113,746	$12,169,855	$12,542,905

Interest expense	$1,826	$4,110	$9,624	$15,560
All other expenses	2,232,462	9,233	(1,153,439)	1,088,256

Other expenses (income), net	$2,234,288	$13,343	$(1,143,815)	$1,103,816

Loss before income tax provision and equity in net loss from unconsolidated investments	$(2,318,626)	$(99,757)	$(11,026,040)	$(13,444,423)

The total loss before income tax provision of the Company’s reportable segments for the three months ended March 31, 2026 was $(13,444,423). Results attributable to the discontinued Air Mobility disposal group of $(1,379,339) are excluded from segment results and presented separately on the consolidated statements of operations as net loss from discontinued operations. Total consolidated net loss from continuing operations for the three months ended March 31, 2026 was $(13,444,423). See Note 11 – Discontinued Operations for more information.

The following tables present certain financial information related to our reportable segments and Corporate as of December 31, 2025 and for the three months ended March 31, 2025:

	As of December 31, 2025
	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	221,742
Accounts receivable, net	—	—	10,000	10,000
Prepaid expenses and other current assets	93,731	—	167,190	260,921
Intangible assets	—	—	28,043	28,043
All other assets	—	—	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	5,285,765
Note payable, net of debt discount and issuance costs	66,228		54,902	121,130
Deferred revenue	118,862	—	—	118,862
Convertible Notes, net of debt discount and issuance costs	—	—	383,374	383,374
All other Liabilities	—	—	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169

The total assets of the Company’s reportable segments as of December 31, 2025 were $224,108. Assets attributable to the discontinued Air Mobility disposal group of $16,190,250 are excluded from segment assets and presented separately on the consolidated balance sheet as assets of discontinued operations (see Note 11 – Discontinued Operations). Total consolidated assets as of December 31, 2025 were $18,141,947.

The total liabilities of the Company’s reportable segments as of December 31, 2025 were $570,531. Liabilities attributable to the discontinued Air Mobility disposal group of $1,492,069 are excluded from segment liabilities and presented separately on the consolidated balance sheet as liabilities of discontinued operations (see Note 11 – Discontinued Operations). Total consolidated liabilities as of December 31, 2025 were $9,069,238.

	For the three months ended March 31, 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$268,099	$15,985	$7,800	$291,884
Cost of revenue	35,202	4,774	—	39,976
Gross margin	$232,897	$11,211	$7,800	$251,908

Marketing	34,820	6,643	—	41,463
Compensation	98,500	62,500	368,322	529,322
Stock based compensation	—	—	949,924	949,924
General and administrative	88,205	9,400	629,975	727,580
Total operating expenses	$221,525	$78,543	$1,948,221	$2,248,289

Interest expense	$1,741	$—	$66,354	$68,095
All other expenses	5,120	—	(331,113)	(325,993)

Other expenses (income), net	$6,861	$—	$(264,759)	$(257,898)

Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	$4,511	$(67,332)	$(1,675,662)	$(1,738,483)

The total loss before income tax provision of the Company’s reportable segments for the three months ended March 31, 2025 was $(1,738,483). Results attributable to the discontinued Air Mobility disposal group of $(301,192) are excluded from segment results and presented separately on the consolidated statements of operations as net loss from discontinued operations. Total consolidated net loss from continuing operations for the three months ended March 31, 2025 was $(1,738,483). See Note 11 – Discontinued Operations) for more information.

Note 13 - Segment Reporting

The Company operates in three reportable segments: Vocal, OG Collection, and Air Mobility. The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.

Vocal

Vocal is the segment focused on development initiatives. Vocal houses the Company’s proprietary technology, including its flagship platform, Vocal, as well as oversees the Company’s content creation framework, and management of its digital communities and the relationships between brands and creators that this framework supports. Vocal derives revenues from Vocal creator subscriptions, platform processing fees and technology licensing fees. It also includes revenue generated from Vocal’s suite of agency services, offered through Vocal for Brands.

OG Collection

OG Collection is the segment focused on curation, preservation, and monetization of rare and archival media assets. This segment houses the Company’s legacy media library, consisting of vintage photographs, historical film negatives, celebrity ephemera, and related intellectual property. OG Collection oversees both the physical archive and the strategic transformation of these assets into modern IP across multiple formats.

OG Collection derives revenues from the sale and licensing of archival media, framed prints, and memorabilia; the development and sale of limited-edition books and publishing projects through Studio 96; and from collaborations with brands, creators, and institutions seeking access to OG’s library for creative or commercial use. This segment also includes revenue generated from custom publishing services and content creation built around OG Collection assets, with the goal of building long-term IP value through storytelling, editorial development, and collectible product releases.

Air Mobility

Flyte is the segment focused on private aviation services and related travel infrastructure. This segment encompasses Flyte’s operations as both a licensed charter operator and a brokerage, providing on-demand flight solutions for regional and long-range travel. Flyte operates a fleet of managed aircraft under its Part 135 certificate and maintains a network of third-party operators through which it arranges additional charter services.

Flyte derives revenues from directly operated flights through Flyte Hops, brokered flights through Flyte Luxe, and prepaid charter credit through its Jet Card Membership program. Revenue sources include base charter fares, booking fees, repositioning charges, and ancillary service add-ons. The segment also generates revenue from concierge-level travel planning and bespoke client services offered in connection with both operated and brokered flights.

The following tables present certain financial information related to our reportable segments and Corporate:

	As of December 31, 2025
	Vocal	OG	Flyte	Creatd	Total
Cash	$124,536	$5,772	$25,671	$91,434	$247,413
Accounts receivable,Net	-	-	1,530	10,000	11,530
Prepaid expenses and other current assets	93,731	-	74,492	167,190	335,413
Deposits and other assets	-	-	48,615	-	48,615
Intangible Assets, net	-	-	-	7,486,004	7,486,004
Goodwill	-	-	-	7,818,805	7,818,805
All other assets	-	-	763,176	1,430,991	2,194,167
Total Assets	$218,267	$5,772	$913,484	$17,004,424	$18,141,947

Accounts payable and accrued liabilities	$399,864	$250	$339,074	$4,885,650	$5,624,838
Note payable, net of debt discount and issuance costs	66,228	4,398	539,104	(69,544)	540,186
Deferred revenue	118,862	-	166,517	-	285,379
Convertible Notes, net of debt discount and issuance costs	-	-	-	383,374	383,374
All other liabilities	-	-	567,423	1,668,038	2,235,461
Total Liabilities	$584,954	$4,648	$1,612,118	$6,867,518	$9,069,238

	For the year ended December 31, 2025
	Vocal	OG	Flyte	Creatd	Total
Net Revenue	$1,053,451	$71,743	$1,913,443	$153,800	$3,192,437
Cost of Revenue	150,602	12,095	1,570,826	56,708	1,790,231
Gross margin	$902,849	$59,648	$342,617	$97,092	$1,402,206

Research and development	$1,843	-	-	-	$1,843
Marketing	417,071	101,522	90,707	-	609,300
Compensation	430,126	301,252	754,760	832,834	2,318,972
Stock Based Compensation	-	-	2,885,097	5,305,221	8,190,318
General and administrative	335,177	57,028	627,377	1,727,445	2,747,027
Impairment of intangible assets	-	-	-	35,723	35,723
Impairment of goodwill	-	-	-	226,613	226,613
Total Operating Expenses	$1,184,217	$459,802	$4,357,941	$8,127,836	$14,129,796

Interest Expense	$(7,729)	-	$(57,048)	$(715,820)	$(780,597)
All other (expenses) income, net	(6,361)	3,192	425,330	3,721,474	4,143,635

Other expenses, net	$(14,090)	$3,192	$368,282	$3,005,654	$3,363,038

Loss before income tax provision and equity in net loss from unconsolidated investments	$(295,458)	$(396,962)	$(3,647,042)	$(5,025,090)	$(9,364,552)
	As of December, 31 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total
Cash	$5,152	$1,319	$-	$9,019	$15,490
Accounts receivable,Net	-	-	-	2,000	2,000
Deposits and other assets	-	-	-	83,616	83,616
Intangible assets, net	-	-	-	103,550	103,550
Goodwill	-	-	-	5,415	5,415
All other assets	-	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$-	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$-	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	-	859,304	947,999
Deferred revenue	146,950	-	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	-	$1,216,158	1,216,158
All other Liabilities	-	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$-	$11,800,203	$12,560,669

	For the year ended December 31, 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total
Net revenue	$1,444,458	$37,348	$-	$17,068	$1,498,874
Cost of revenue	63,002	-	-	142	63,144
Gross margin	$1,381,456	$37,348	$-	$16,926	$1,435,730

Research & Development	$204,043	$-	$-	$-	$204,043
Marketing	252,436	16,719	-	4,884	274,039
Compensation	2,500	-	-	1,939,172	1,941,672
Stock based compensation	709,926	4,600,000	-	4,132,791	9,442,717
General and administrative	316,089	43,714	-	1,550,678	1,910,480
Total operating expenses	$1,484,994	$4,660,433	$-	$7,627,525	$13,772,951

Interest expense	$(19,265)	$-	$-	$(299,890)	$(319,155)
All other income, net	954,958	5,000	-	7,026,407	7,986,365

Other income, net	$935,693	$5,000	$-	$6,726,517	$7,667,210

Income (loss) before income tax provision and equity in net loss from unconsolidated investments	$832,155	$(4,618,085)	$-	$(884,081)	$(4,670,011)